LEASES - Maturity of operating lease liabilities (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
LEASES
2020		¥ 72,298
2021		45,015
2022		12,646
2023		997
Total payments due		130,956
Less imputed interest		5,549
Operating lease liabilities	$ 18,014	¥ 125,407